FINANCIAL RISK MANAGEMENT - VAR by Risk Type (Details) - Price Risk [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	S/ 11,301	S/ 10,426
Interest Rate Risk [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	9,274	9,527
Price Risk [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	7,809	4,476
Volatility Risk [Member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	463	10
Diversification effect [member]
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	S/ (6,245)	S/ (3,587)